VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Communication Services: 5.6%
200,763		AT&T, Inc.	$7,596,872	1.7
71,480		CBS Corp. - Class B	2,885,648	0.6
14,654	(1)	Charter Communications, Inc.	6,039,206	1.4
123,859		Comcast Corp. – Class A	5,583,564	1.3
1,413,555		Vodafone Group PLC	2,816,219	0.6
			24,921,509	5.6

		Consumer Discretionary: 6.1%
8,942		Advance Auto Parts, Inc.	1,479,007	0.3
177,977		Carnival Corp.	7,779,375	1.7
160,469		eBay, Inc.	6,255,081	1.4
115,725	(2)	Gap, Inc.	2,008,986	0.5
256,690		General Motors Co.	9,620,741	2.2
			27,143,190	6.1

		Consumer Staples: 6.4%
141,061		Archer-Daniels-Midland Co.	5,793,375	1.3
23,815		Danone	2,097,673	0.4
35,025		Kimberly-Clark Corp.	4,975,301	1.1
156,651		Philip Morris International, Inc.	11,894,511	2.7
51,677		Reckitt Benckiser Group PLC	4,034,889	0.9
			28,795,749	6.4

		Energy: 15.6%
255,310		BP PLC ADR	9,699,227	2.2
164,497		Canadian Natural Resources Ltd.	4,376,737	1.0
84,779		Chevron Corp.	10,054,789	2.3
231,477		Devon Energy Corp.	5,569,337	1.2
710,164		EnCana Corp.	3,266,754	0.7
15,869		Exxon Mobil Corp.	1,120,510	0.2
108,745		Hess Corp.	6,576,898	1.5
523,518		Marathon Oil Corp.	6,423,566	1.4
200,600		Noble Energy, Inc.	4,505,476	1.0
140,954	(2)	Royal Dutch Shell PLC - Class A ADR	8,295,143	1.9
307,911		Suncor Energy, Inc.	9,723,829	2.2
			69,612,266	15.6

		Financials: 29.4%
48,425		Allstate Corp.	5,262,829	1.2
98,046		Ally Financial, Inc.	3,251,205	0.7
171,661		American International Group, Inc.	9,561,518	2.1
745,238		Bank of America Corp.	21,738,592	4.9
129,463		Bank of New York Mellon Corp.	5,853,022	1.3
328,926		Citigroup, Inc.	22,722,208	5.1
156,880		Citizens Financial Group, Inc.	5,548,846	1.3
216,233		Fifth Third Bancorp	5,920,460	1.3
28,175		Goldman Sachs Group, Inc.	5,838,705	1.3
133,535		JPMorgan Chase & Co.	15,715,734	3.5
94,101		Metlife, Inc.	4,437,803	1.0
189,534		Morgan Stanley	8,087,416	1.8
29,656		PNC Financial Services Group, Inc.	4,156,585	0.9
101,857		State Street Corp.	6,028,916	1.4
141,299		Wells Fargo & Co.	7,127,122	1.6
			131,250,961	29.4

		Health Care: 11.0%
25,793		Allergan plc	4,340,704	1.0
32,422		Anthem, Inc.	7,784,522	1.7
107,771		Bristol-Myers Squibb Co.	5,465,067	1.2
73,826		Cardinal Health, Inc.	3,483,849	0.8
62,688		CVS Health Corp.	3,953,732	0.9
81,700		Gilead Sciences, Inc.	5,178,146	1.1
28,160		McKesson Corp.	3,848,346	0.9
24,404		Medtronic PLC	2,650,763	0.6
141,298	(1)	Mylan NV	2,794,874	0.6
25,847		Novartis AG	2,243,183	0.5
163,611		Sanofi ADR	7,580,098	1.7
			49,323,284	11.0

		Industrials: 8.4%
16,911		Arconic, Inc.	439,686	0.1
27,444		Caterpillar, Inc.	3,466,452	0.8
80,920		Eaton Corp. PLC	6,728,498	1.5
92,221		Emerson Electric Co.	6,165,896	1.4
386,346		General Electric Co.	3,453,933	0.8
31,566		Ingersoll-Rand PLC - Class A	3,889,247	0.9
185,336		Johnson Controls International plc	8,134,397	1.8
105,283		Textron, Inc.	5,154,656	1.1
			37,432,765	8.4

		Information Technology: 8.2%
165,840		Cisco Systems, Inc.	8,194,155	1.8
72,439		Cognizant Technology Solutions Corp.	4,365,536	1.0
145,923		Intel Corp.	7,519,412	1.7
54,680		Microsoft Corp.	7,602,160	1.7
18,001		NXP Semiconductor NV - NXPI - US	1,964,269	0.4
91,360		Qualcomm, Inc.	6,968,941	1.6
			36,614,473	8.2

		Materials: 3.5%
76,102		CF Industries Holdings, Inc.	3,744,219	0.9
191,295		Corteva, Inc.	5,356,260	1.2
151,910		International Paper Co.	6,352,876	1.4
			15,453,355	3.5

		Utilities: 0.6%
96,786		Vistra Energy Corp.	2,587,090	0.6

	Total Common Stock
	(Cost $383,735,823)		423,134,642	94.8

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Repurchase Agreements: 0.6%
1,000,000	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	$1,000,000	0.2
721,598	(3) Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $721,646, collateralized by various U.S. Government and U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $736,030, due 08/15/22-06/20/69)	721,598	0.2
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	1,000,000	0.2
		2,721,598	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.2%
23,379,076	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $23,379,076)	23,379,076	5.2

	Total Short-Term Investments
	(Cost $26,100,674)	26,100,674	5.8

	Total Investments in Securities (Cost $409,836,497)	$449,235,316	100.6
	Liabilities in Excess of Other Assets	(2,706,795)	(0.6)
	Net Assets	$446,528,521	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$22,105,290	$2,816,219	$–	$24,921,509
Consumer Discretionary	27,143,190	–	–	27,143,190
Consumer Staples	22,663,187	6,132,562	–	28,795,749
Energy	69,612,266	–	–	69,612,266
Financials	131,250,961	–	–	131,250,961
Health Care	47,080,101	2,243,183	–	49,323,284
Industrials	37,432,765	–	–	37,432,765
Information Technology	36,614,473	–	–	36,614,473
Materials	15,453,355	–	–	15,453,355
Utilities	2,587,090	–	–	2,587,090
Total Common Stock	411,942,678	11,191,964	–	423,134,642
Short-Term Investments	23,379,076	2,721,598	–	26,100,674
Total Investments, at fair value	$435,321,754	$13,913,562	$–	$449,235,316
Other Financial Instruments+
Forward Foreign Currency Contracts	–	154,997	–	154,997
Total Assets	$435,321,754	$14,068,559	$–	$449,390,313
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(264,943)	$–	$(264,943)
Total Liabilities	$–	$(264,943)	$–	$(264,943)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 6,681,255	USD 8,224,625	CIBC World Markets Corp.	10/04/19	$(3,009)
EUR 8,203,243	USD 8,941,535	CIBC World Markets Corp.	10/04/19	30,650
CAD 9,371,683	USD 7,069,767	CIBC World Markets Corp.	10/04/19	19,375
USD 8,256,473	GBP 6,699,790	CIBC World Markets Corp.	11/01/19	2,094
USD 7,072,949	CAD 9,371,905	CIBC World Markets Corp.	11/01/19	(19,816)
USD 8,929,043	EUR 8,174,795	CIBC World Markets Corp.	11/01/19	(31,969)
EUR 356,927	USD 393,654	Citibank N.A.	10/04/19	(4,556)
CHF 22,358	USD 22,510	Deutsche Bank AG	10/04/19	(104)
CAD 30,713	USD 23,171	Deutsche Bank AG	10/04/19	62
USD 526,682	GBP 426,785	Goldman Sachs International	10/04/19	1,884
USD 254,395	EUR 230,727	Goldman Sachs International	10/04/19	2,872
USD 425,640	CAD 561,504	Goldman Sachs International	10/04/19	1,801
USD 6,364	CAD 8,494	Goldman Sachs International	10/04/19	(47)
EUR 317,085	USD 351,723	Goldman Sachs International	10/04/19	(6,058)
USD 9,146,129	EUR 8,321,887	Goldman Sachs International	10/04/19	74,155
USD 46,733	EUR 42,803	Goldman Sachs International	11/01/19	(187)
USD 128,813	GBP 104,536	Goldman Sachs International	11/01/19	21
USD 6,448,427	CAD 8,606,715	RBC Capital Markets Corp.	10/04/19	(48,159)
USD 7,464,586	GBP 6,186,412	RBC Capital Markets Corp.	10/04/19	(142,556)
USD 463,147	CAD 615,613	RBC Capital Markets Corp.	10/04/19	(1,535)
USD 1,150,336	CHF 1,132,960	RBC Capital Markets Corp.	10/04/19	14,948
USD 189,571	EUR 173,226	RBC Capital Markets Corp.	10/04/19	732
USD 12,512	CHF 12,320	RBC Capital Markets Corp.	10/04/19	166
CHF 1,097,592	USD 1,101,190	RBC Capital Markets Corp.	10/04/19	4,631

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 82,160	GBP 68,058	RBC Capital Markets Corp.	10/04/19	$(1,528)
USD 166,417	EUR 151,415	RBC Capital Markets Corp.	10/04/19	1,354
CHF 25,330	USD 25,547	RBC Capital Markets Corp.	10/04/19	(163)
CAD 199,512	USD 150,345	RBC Capital Markets Corp.	10/04/19	252
CAD 190,418	USD 144,038	RBC Capital Markets Corp.	10/04/19	(305)
USD 1,122,655	CHF 1,116,332	RBC Capital Markets Corp.	11/01/19	(4,951)
				$(109,946)

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $415,193,357.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$65,845,403
Gross Unrealized Depreciation	(31,868,207)

Net Unrealized Appreciation	$33,977,196